Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 8 – Intangible Assets, net

Intangible assets consist of the following:

	Indefinite-Lived Trade Names	Trademarks	Customer Relationships	Intellectual Property	Accumulated Amortization	Total
Balance as of January 1, 2018	$1,000,000	$24,882,577	$3,457,724	$262,092	$(9,324,831)	$20,277,562
Purchases of intangibles	-	31,739	-	6,820	-	38,559
Amortization expense	-	-	-	-	(2,844,296)	(2,844,296)
Impairment of intellectual property	-	-	-	(236,833)	-	(236,833)
Balance as of December 31, 2018	1,000,000	24,914,316	3,457,724	32,079	(12,169,127)	17,234,992
Purchases of intangibles	-	45,761	-	4,335	-	50,096
Amortization expense	-	-	-	-	(2,495,212)	(2,495,212)
Impairment of intellectual property	-	-	-	-	-	-
Balance as of December 31, 2019	$1,000,000	$24,960,077	$3,457,724	$36,414	$(14,664,339)	$14,789,876

Weighted average remaining amortization period at December 31, 2019 (in years)	n/a	5.5	n/a	8.3

Intangible assets are amortized on a straight-line basis over the shorter of their license periods or estimated useful lives ranging from two to ten years. Amortization of intangible assets consists of the following:

	Indefinite-Lived Trade Names	Trademarks	Customer Relationships	Intellectual Property	Accumulated Amortization
Balance as of January 1, 2018	$-	$6,214,823	$3,110,008	$-	$9,324,831
Amortization expense	-	2,494,174	347,716	2,406	2,844,296
Balance as of December 31, 2018	-	8,708,997	3,457,724	2,406	12,169,127
Amortization expense	-	2,495,212	-	-	2,495,212
Balance as of December 31, 2019	$-	$11,204,209	$3,457,724	$2,406	$14,664,339

As of December 31, 2018, management determined that the projected cash flows from certain intellectual property would not be sufficient to recover the carrying value of those assets. Accordingly, the Company recorded an impairment charge of $236,833 which is included in operating costs and expenses on the accompanying consolidated statements of operations.

Estimated future amortization expense is as follows:

Years Ending December 31,

2020	2,498,676
2021	2,498,676
2022	2,498,676
2023	2,498,676
2024	2,498,676
Thereafter	1,296,496
$13,789,876